EMPOWER FUNDS, INC.
("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.04%
21,719	AdvanSix Inc	$ 659,823
108,906	ATI Inc(a)	7,286,901
28,317	Balchem Corp	4,983,792
43,695	Carpenter Technology Corp	6,972,848
45,735	Century Aluminum Co(a)	742,279
16,772	Hawkins Inc	2,137,927
11,386	Haynes International Inc	677,922
47,864	HB Fuller Co	3,799,444
32,220	Ingevity Corp(a)	1,256,580
21,802	Innospec Inc	2,465,588
14,430	Kaiser Aluminum Corp	1,046,464
18,512	Koppers Holdings Inc	676,243
47,828	Mativ Holdings Inc	812,598
27,745	Minerals Technologies Inc	2,142,746
107,129	MP Materials Corp(a)(b)	1,890,827
11,899	Quaker Chemical Corp	2,004,863
15,403	Rogers Corp(a)	1,740,693
37,411	Sensient Technologies Corp	3,001,110
18,682	Stepan Co	1,443,184
29,889	Sylvamo Corp	2,565,971
		48,307,803
Communications — 4.84%
61,815	A10 Networks Inc	892,609
4,109	Cable One Inc(b)	1,437,287
51,650	Calix Inc(a)	2,003,504
75,428	Cargurus Inc(a)	2,265,103
52,308	Cars.com Inc(a)	876,682
36,273	Cogent Communications Holdings Inc	2,753,846
59,451	Consolidated Communications Holdings Inc(a)	275,853
106,636	EchoStar Corp Class A(a)	2,646,706
23,369	ePlus Inc(a)	2,298,107
100,668	Etsy Inc(a)	5,590,094
118,165	Extreme Networks Inc(a)	1,776,020
59,881	Gogo Inc(a)	429,946
99,653	Harmonic Inc(a)	1,451,944
19,221	HealthStream Inc	554,334
61,775	IAC Inc(a)	3,324,730
22,216	InterDigital Inc(b)	3,146,452
17,391	Liquidity Services Inc(a)	396,515
896,381	Lumen Technologies Inc(a)	6,364,305
31,129	Perficient Inc(a)	2,349,617
50,183	QuinStreet Inc(a)	960,001
23,305	Scholastic Corp	745,993
37,859	Shenandoah Telecommunications Co	534,190
21,390	Shutterstock Inc	756,564
107,191	Sprinklr Inc Class A(a)	828,586
23,007	TechTarget Inc(a)	562,521
144,839	TEGNA Inc	2,285,559
84,888	Telephone & Data Systems Inc	1,973,646
29,682	Thryv Holdings Inc(a)	511,421
93,347	TripAdvisor Inc(a)	1,352,598
Shares		Fair Value
Communications — (continued)
70,722	Viasat Inc(a)(b)	$ 844,421
189,703	Viavi Solutions Inc(a)	1,711,121
58,185	Yelp Inc(a)	2,041,130
40,008	Ziff Davis Inc(a)	1,946,789
		57,888,194
Consumer, Cyclical — 15.75%
63,852	Academy Sports & Outdoors Inc	3,726,403
75,578	Adient PLC(a)	1,705,795
51,595	Advance Auto Parts Inc	2,011,689
110,552	Alaska Air Group Inc(a)	4,998,056
12,830	Allegiant Travel Co	706,420
105,721	American Axle & Manufacturing Holdings Inc(a)	653,356
157,178	American Eagle Outfitters Inc	3,519,215
17,560	Asbury Automotive Group Inc(a)	4,189,640
196,208	Bath & Body Works Inc	6,262,959
20,325	BJ's Restaurants Inc(a)	661,782
65,407	Bloomin' Brands Inc	1,081,178
26,713	Boot Barn Holdings Inc(a)	4,468,551
39,137	Brinker International Inc(a)	2,995,155
25,236	Buckle Inc	1,109,627
31,780	Caleres Inc	1,050,329
7,100	Cavco Industries Inc(a)	3,040,504
24,091	Century Communities Inc	2,480,891
40,713	Cheesecake Factory Inc	1,650,912
13,942	Chuy's Holdings Inc(a)	521,431
91,607	Cinemark Holdings Inc(a)	2,550,339
20,757	Cracker Barrel Old Country Store Inc(b)	941,330
116,246	Dana Inc	1,227,558
26,915	Dave & Buster's Entertainment Inc(a)	916,456
24,101	Dorman Products Inc(a)	2,726,305
17,919	Ethan Allen Interiors Inc	571,437
73,736	Foot Locker Inc	1,905,338
35,122	Fox Factory Holding Corp(a)	1,457,563
35,351	G-III Apparel Group Ltd(a)	1,078,912
26,849	Gentherm Inc(a)	1,249,821
34,578	GMS Inc(a)	3,131,729
18,808	Golden Entertainment Inc	597,906
27,221	Green Brick Partners Inc(a)	2,273,498
11,463	Group 1 Automotive Inc	4,390,788
24,282	Guess? Inc(b)	488,797
316,169	Hanesbrands Inc(a)(b)	2,323,842
41,040	HNI Corp	2,209,594
20,385	Installed Building Products Inc	5,020,214
51,488	Interface Inc	976,727
16,484	Jack in the Box Inc(b)	767,165
268,875	JetBlue Airways Corp(a)	1,763,820
97,529	Kohl's Corp	2,057,862
44,128	Kontoor Brands Inc	3,608,788
36,329	La-Z-Boy Inc	1,559,604
22,240	LCI Industries	2,680,809

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
113,227	Leggett & Platt Inc	$ 1,542,152
163,799	Leslie's Inc(a)	517,605
17,878	LGI Homes Inc(a)	2,118,901
24,296	M/I Homes Inc(a)	4,163,363
14,677	Madison Square Garden Sports Corp(a)	3,056,632
17,585	MarineMax Inc(a)	620,223
31,816	Meritage Homes Corp	6,524,507
59,388	MillerKnoll Inc	1,470,447
11,822	Monarch Casino & Resort Inc	937,130
71,190	National Vision Holdings Inc(a)	776,683
365,042	Newell Brands Inc	2,803,523
29,818	ODP Corp(a)(b)	887,085
98,269	OPENLANE Inc(a)	1,658,781
13,384	Oxford Industries Inc(b)	1,161,196
27,618	Papa John's International Inc	1,487,782
19,462	Patrick Industries Inc	2,770,805
10,675	PC Connection Inc	805,215
129,892	Penn Entertainment Inc(a)	2,449,763
38,551	Phinia Inc	1,774,502
22,479	PriceSmart Inc	2,063,123
127,593	Resideo Technologies Inc(a)	2,569,723
52,976	Rush Enterprises Inc Class A	2,798,722
335,984	Sabre Corp(a)	1,233,061
92,958	Sally Beauty Holdings Inc(a)	1,261,440
19,619	ScanSource Inc(a)	942,301
34,612	Shake Shack Inc Class A(a)	3,572,304
16,158	Shoe Carnival Inc	708,528
39,599	Signet Jewelers Ltd	4,084,241
81,889	Six Flags Entertainment Corp	3,300,946
35,532	SkyWest Inc(a)	3,020,931
13,200	Sonic Automotive Inc Class A	771,936
104,283	Sonos Inc(a)	1,281,638
18,470	Standard Motor Products Inc	613,204
63,225	Steven Madden Ltd	3,097,393
35,418	Sun Country Airlines Holdings Inc(a)	397,036
46,318	Titan International Inc(a)	376,565
117,613	Topgolf Callaway Brands Corp(a)	1,291,391
81,935	Tri Pointe Homes Inc(a)	3,712,475
13,219	UniFirst Corp	2,625,954
48,644	Urban Outfitters Inc(a)	1,863,552
292,294	VF Corp	5,831,265
66,945	Victoria's Secret & Co(a)	1,720,486
50,908	Vista Outdoor Inc(a)	1,994,575
37,130	Wabash National Corp	712,525
25,610	Winnebago Industries Inc	1,488,197
69,815	Wolverine World Wide Inc	1,216,177
18,721	XPEL Inc(a)	811,930
		188,198,009
Consumer, Non-Cyclical — 17.83%
54,309	ABM Industries Inc	2,865,343
94,175	AdaptHealth Corp(a)	1,057,585
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,039	Addus HomeCare Corp(a)	$ 2,133,668
206,746	ADMA Biologics Inc(a)	4,132,853
32,570	Adtalem Global Education Inc(a)	2,458,384
42,694	Alarm.com Holdings Inc(a)	2,334,081
145,626	Alkermes PLC(a)	4,076,072
32,092	AMN Healthcare Services Inc(a)	1,360,380
33,443	Amphastar Pharmaceuticals Inc(a)	1,622,989
28,024	Andersons Inc	1,405,123
14,797	ANI Pharmaceuticals Inc(a)	882,789
46,605	Arcus Biosciences Inc(a)	712,590
89,800	Arlo Technologies Inc(a)	1,087,478
30,782	Artivion Inc(a)	819,417
35,702	Astrana Health Inc(a)	2,068,574
37,724	Avanos Medical Inc(a)	906,508
69,404	B&G Foods Inc	616,308
33,514	BioLife Solutions Inc(a)	839,191
35,497	Cal-Maine Foods Inc	2,656,595
100,225	Catalyst Pharmaceuticals Inc(a)	1,992,473
9,711	Central Garden & Pet Co(a)	354,160
47,308	Central Garden & Pet Co Class A(a)	1,485,471
91,243	Certara Inc(a)	1,068,456
29,796	Chefs' Warehouse Inc(a)	1,251,730
29,078	Collegium Pharmaceutical Inc(a)	1,123,574
26,434	CONMED Corp	1,901,133
80,139	Corcept Therapeutics Inc(a)	3,708,833
93,715	CoreCivic Inc(a)	1,185,495
7,921	CorVel Corp(a)	2,589,296
29,746	Cross Country Healthcare Inc(a)	399,786
95,562	Cytek Biosciences Inc(a)	529,413
36,593	Deluxe Corp	713,198
109,335	Dynavax Technologies Corp(a)	1,217,992
42,274	Edgewell Personal Care Co	1,536,237
47,460	Embecta Corp	669,186
54,944	EVERTEC Inc	1,862,052
78,153	Fortrea Holdings Inc(a)	1,563,060
31,125	Fresh Del Monte Produce Inc	919,433
16,657	Fulgent Genetics Inc(a)	361,957
117,586	GEO Group Inc(a)	1,510,980
48,214	Glaukos Corp(a)	6,281,320
46,994	Green Dot Corp Class A(a)	550,300
84,688	Grocery Outlet Holding Corp(a)	1,486,274
71,765	Hain Celestial Group Inc(a)	619,332
26,035	Harmony Biosciences Holdings Inc(a)	1,041,400
68,823	Healthcare Services Group Inc(a)	768,753
16,464	Heidrick & Struggles International Inc	639,791
19,989	Helen of Troy Ltd(a)	1,236,320
120,383	Hertz Global Holdings Inc(a)(b)	397,264

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
21,507	ICU Medical Inc(a)	$ 3,919,006
43,319	Inari Medical Inc(a)	1,786,476
50,813	Innoviva Inc(a)	981,199
26,167	Inspire Medical Systems Inc(a)	5,522,545
29,679	Integer Holdings Corp(a)	3,858,270
56,594	Integra LifeSciences Holdings Corp(a)	1,028,313
15,515	Inter Parfums Inc	2,008,882
135,228	Ironwood Pharmaceuticals Inc(a)	557,139
13,541	J & J Snack Foods Corp	2,330,677
7,972	John B Sanfilippo & Son Inc	751,839
35,396	John Wiley & Sons Inc Class A	1,707,857
28,035	Kelly Services Inc Class A	600,229
45,948	Korn Ferry	3,457,127
22,136	Krystal Biotech Inc(a)	4,029,416
18,371	LeMaitre Vascular Inc	1,706,482
15,620	Ligand Pharmaceuticals Inc(a)	1,563,406
56,356	LiveRamp Holdings Inc(a)	1,396,502
27,322	Matthews International Corp Class A	633,870
51,172	Merit Medical Systems Inc(a)	5,057,329
12,632	MGP Ingredients Inc(b)	1,051,614
85,282	Mister Car Wash Inc(a)	555,186
27,097	Monro Inc	782,019
79,571	Myriad Genetics Inc(a)	2,179,450
19,965	National Beverage Corp	937,157
10,874	National HealthCare Corp	1,367,623
112,611	NeoGenomics Inc(a)	1,661,012
40,537	Omnicell Inc(a)	1,767,413
226,933	Organon & Co	4,341,228
66,938	Owens & Minor Inc(a)	1,050,257
43,786	Pacira BioSciences Inc(a)	658,979
66,860	Patterson Cos Inc	1,460,222
224,316	Payoneer Global Inc(a)	1,689,100
72,175	Pediatrix Medical Group Inc(a)	836,508
55,698	Perdoceo Education Corp	1,238,724
17,144	Phibro Animal Health Corp Class A	386,083
89,833	Premier Inc Class A(b)	1,796,660
43,084	Prestige Consumer Healthcare Inc(a)	3,106,356
38,010	PROG Holdings Inc	1,843,105
69,144	Progyny Inc(a)	1,158,854
51,323	Protagonist Therapeutics Inc(a)	2,309,535
40,818	Quanex Building Products Corp	1,132,700
51,589	QuidelOrtho Corp(a)	2,352,458
57,002	RadNet Inc(a)	3,955,369
36,838	REGENXBIO Inc(a)	386,431
90,081	Robert Half Inc	6,072,360
92,371	Select Medical Holdings Corp	3,220,977
79,235	Simply Good Foods Co(a)	2,755,001
27,898	SpartanNash Co	625,194
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
44,583	STAAR Surgical Co(a)	$ 1,656,258
20,934	Strategic Education Inc	1,937,442
37,517	Stride Inc(a)	3,200,575
49,017	Supernus Pharmaceuticals Inc(a)	1,528,350
56,355	Tandem Diabetes Care Inc(a)	2,390,016
117,894	TG Therapeutics Inc(a)(b)	2,757,541
13,199	Tootsie Roll Industries Inc	408,773
28,905	TransMedics Group Inc(a)	4,538,085
40,549	TreeHouse Foods Inc(a)	1,702,247
6,330	UFP Technologies Inc(a)	2,004,711
49,381	United Natural Foods Inc(a)	830,588
20,869	Universal Corp	1,108,353
41,387	Upbound Group Inc	1,323,970
13,672	US Physical Therapy Inc	1,157,061
10,284	USANA Health Sciences Inc(a)	389,969
121,750	Vector Group Ltd	1,816,510
43,641	Vericel Corp(a)	1,843,832
144,020	Verra Mobility Corp(a)	4,005,196
102,406	Vestis Corp	1,525,849
19,799	Viad Corp(a)	709,398
77,987	Vir Biotechnology Inc(a)	584,123
11,873	WD-40 Co	3,061,809
59,773	WK Kellogg Co	1,022,716
52,163	Xencor Inc(a)	1,048,998
		213,127,106
Energy — 5.04%
9,686	Alpha Metallurgical Resources Inc	2,287,639
15,708	Arch Resources Inc	2,170,217
147,350	Archrock Inc	2,982,364
22,953	Bristow Group Inc(a)	796,240
60,583	California Resources Corp	3,178,790
77,708	Comstock Resources Inc(b)	864,890
23,322	CONSOL Energy Inc	2,440,647
41,341	Core Laboratories Inc(b)	766,049
31,026	CVR Energy Inc(b)	714,529
95,765	DNOW Inc(a)	1,238,241
59,978	Green Plains Inc(a)	812,102
127,971	Helix Energy Solutions Group Inc(a)	1,420,478
87,157	Helmerich & Payne Inc	2,651,316
33,050	Innovex International Inc(a)	485,174
143,635	Liberty Energy Inc	2,741,992
165,418	Magnolia Oil & Gas Corp Class A	4,039,508
8,031	Nabors Industries Ltd(a)	517,759
87,014	Northern Oil & Gas Inc(b)	3,081,166
86,756	Oceaneering International Inc(a)	2,157,622
48,771	Par Pacific Holdings Inc(a)	858,370
312,876	Patterson-UTI Energy Inc	2,393,501
110,267	Peabody Energy Corp	2,926,486
75,593	ProPetro Holding Corp(a)	579,042
13,564	REX American Resources Corp(a)	627,878

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Energy — (continued)
64,177	RPC Inc(b)	$ 408,166
100,153	SM Energy Co	4,003,115
53,446	SolarEdge Technologies Inc(a)(b)	1,224,448
75,005	SunCoke Energy Inc	651,043
194,952	Sunrun Inc(a)	3,520,833
108,820	Talos Energy Inc(a)	1,126,287
42,080	Tidewater Inc(a)	3,020,923
23,355	Vital Energy Inc(a)	628,250
45,905	Warrior Met Coal Inc	2,933,330
		60,248,395
Financial — 26.17%
91,435	Acadia Realty Trust REIT	2,146,894
90,549	Air Lease Corp	4,100,964
63,030	Alexander & Baldwin Inc REIT	1,210,176
43,429	Ambac Financial Group Inc(a)	486,839
42,548	American Assets Trust Inc REIT	1,136,883
57,130	Ameris Bancorp	3,564,341
16,910	AMERISAFE Inc	817,260
110,879	Apollo Commercial Real Estate Finance Inc REIT(b)	1,018,978
193,583	Apple Hospitality Inc REIT	2,874,708
163,759	Arbor Realty Trust Inc REIT(b)	2,548,090
60,183	Armada Hoffler Properties Inc REIT	651,782
43,385	ARMOUR Residential Inc REIT(b)	885,054
60,299	Artisan Partners Asset Management Inc Class A	2,612,153
43,368	Assured Guaranty Ltd	3,448,623
79,028	Atlantic Union Bankshares Corp	2,976,985
46,831	Axos Financial Inc(a)	2,944,733
120,965	Banc of California Inc	1,781,814
17,252	BancFirst Corp	1,815,773
42,658	Bancorp Inc(a)	2,282,203
34,307	Bank of Hawaii Corp	2,153,450
66,859	BankUnited Inc	2,436,342
29,560	Banner Corp	1,760,594
37,086	Berkshire Hills Bancorp Inc	998,726
332,616	BGC Group Inc Class A	3,053,415
151,584	Blackstone Mortgage Trust Inc Class A REIT (b)	2,881,612
153,559	Brandywine Realty Trust REIT	835,361
43,996	Bread Financial Holdings Inc	2,093,330
25,725	Brightsphere Investment Group Inc	653,415
79,868	Brookline Bancorp Inc	805,868
98,477	Capitol Federal Financial Inc	575,106
134,100	CareTrust Inc REIT	4,138,326
64,266	Cathay General Bancorp	2,760,225
13,240	Centerspace REIT	933,021
22,392	Central Pacific Financial Corp	660,788
Shares		Fair Value
Financial — (continued)
12,349	City Holding Co	$ 1,449,649
23,596	Cohen & Steers Inc(b)	2,264,036
116,913	Comerica Inc	7,004,258
46,442	Community Financial System Inc	2,696,887
204,216	Cushman & Wakefield PLC(a)	2,783,464
26,301	Customers Bancorp Inc(a)	1,221,682
114,343	CVB Financial Corp	2,037,592
180,977	DiamondRock Hospitality Co REIT	1,579,929
30,958	Dime Community Bancshares Inc	891,590
145,796	Douglas Emmett Inc REIT	2,561,636
26,579	Eagle Bancorp Inc	600,154
83,840	Easterly Government Properties Inc REIT	1,138,547
78,594	Ellington Financial Inc REIT	1,013,077
75,697	Elme Communities REIT	1,331,510
22,510	Employers Holdings Inc	1,079,805
21,077	Encore Capital Group Inc(a)	996,310
23,367	Enova International Inc(a)	1,957,921
154,927	Essential Properties Realty Trust Inc REIT	5,290,757
77,264	eXp World Holdings Inc(b)	1,088,650
47,047	EZCORP Inc Class A(a)	527,397
30,530	FB Financial Corp	1,432,773
34,655	First Bancorp	1,441,301
143,360	First BanCorp	3,034,931
88,583	First Commonwealth Financial Corp	1,519,198
82,383	First Financial Bancorp	2,078,523
112,999	First Hawaiian Inc	2,615,927
82,742	Four Corners Property Trust Inc REIT	2,425,168
73,098	Franklin BSP Realty Trust Inc REIT	954,660
160,963	Fulton Financial Corp	2,918,259
381,985	Genworth Financial Inc(a)	2,616,597
45,182	Getty Realty Corp REIT	1,437,239
179,186	Global Net Lease Inc REIT	1,508,746
21,072	Goosehead Insurance Inc Class A(a)	1,881,730
101,577	HA Sustainable Infrastructure Capital Inc	3,501,359
27,795	Hanmi Financial Corp	516,987
7,242	HCI Group Inc	775,329
31,244	Heritage Financial Corp	680,182
94,053	Highwoods Properties Inc REIT	3,151,716
38,942	Hilltop Holdings Inc	1,252,375
105,691	Hope Bancorp Inc	1,327,479
36,852	Horace Mann Educators Corp	1,287,977
113,276	Hudson Pacific Properties Inc REIT	541,459
37,257	Independent Bank Corp	2,203,006
30,653	Independent Bank Group Inc	1,767,452
24,419	Innovative Industrial Properties Inc REIT	3,286,797

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
66,210	Jackson Financial Inc Class A	$ 6,040,338
77,196	JBG Smith Properties REIT	1,349,386
103,974	Kennedy-Wilson Holdings Inc	1,148,913
48,329	KKR Real Estate Finance Trust Inc REIT	596,863
23,020	Lakeland Financial Corp	1,499,062
149,995	Lincoln National Corp	4,726,342
38,166	LTC Properties Inc REIT	1,400,311
256,238	LXP Industrial Trust REIT	2,575,192
190,027	Macerich Co REIT	3,466,092
258,615	MARA Holdings Inc(a)(b)	4,194,735
21,200	Marcus & Millichap Inc	840,156
531,072	Medical Properties Trust Inc REIT(b)	3,106,771
22,615	Mercury General Corp	1,424,293
61,527	Moelis & Co Class A	4,215,215
56,906	Mr Cooper Group Inc(a)	5,245,595
34,343	National Bank Holdings Corp Class A	1,445,840
69,563	Navient Corp	1,084,487
42,113	NBT Bancorp Inc	1,862,658
72,672	New York Mortgage Trust Inc REIT	460,014
20,377	NexPoint Residential Trust Inc REIT	896,792
70,575	NMI Holdings Inc(a)	2,906,984
107,024	Northwest Bancshares Inc	1,431,981
39,498	OFG Bancorp	1,774,250
121,307	Outfront Media Inc REIT	2,229,623
83,315	Pacific Premier Bancorp Inc	2,096,205
22,294	Palomar Holdings Inc(a)	2,110,573
12,618	Park National Corp	2,119,572
22,328	Pathward Financial Inc	1,473,871
107,754	Pebblebrook Hotel Trust REIT	1,425,586
74,939	PennyMac Mortgage Investment Trust REIT	1,068,630
107,270	Phillips Edison & Co Inc REIT	4,045,152
13,786	Piper Sandler Cos	3,912,605
20,527	PJT Partners Inc Class A	2,737,070
33,443	PRA Group Inc(a)	747,786
10,842	Preferred Bank	870,071
47,579	ProAssurance Corp(a)	715,588
115,251	Provident Financial Services Inc	2,139,059
132,010	Radian Group Inc	4,579,427
139,806	Ready Capital Corp REIT(b)	1,066,720
117,377	Redwood Trust Inc REIT	907,324
54,147	Renasant Corp	1,759,778
114,246	Retail Opportunity Investments Corp REIT	1,797,090
33,774	S&T Bancorp Inc	1,417,495
40,122	Safehold Inc REIT	1,052,400
12,647	Safety Insurance Group Inc	1,034,272
9,099	Saul Centers Inc REIT	381,794
72,101	Seacoast Banking Corp of Florida	1,921,492
Shares		Fair Value
Financial — (continued)
148,999	Service Properties Trust REIT	$ 679,435
43,329	ServisFirst Bancshares Inc	3,485,818
112,197	Simmons First National Corp Class A	2,416,723
87,524	SiriusPoint Ltd(a)	1,255,094
40,993	SITE Centers Corp REIT	2,480,077
56,554	SL Green Realty Corp REIT	3,936,724
25,168	Southside Bancshares Inc	841,366
32,920	St Joe Co	1,919,565
41,874	Stellar Bancorp Inc	1,084,118
55,044	StepStone Group Inc Class A	3,128,151
24,562	Stewart Information Services Corp	1,835,764
25,213	StoneX Group Inc(a)	2,064,440
95,569	Summit Hotel Properties Inc REIT	655,603
175,926	Sunstone Hotel Investors Inc REIT	1,815,556
94,468	Tanger Inc REIT	3,134,448
10,582	Tompkins Financial Corp	611,534
19,569	Triumph Financial Inc(a)	1,556,518
28,767	Trupanion Inc(a)	1,207,639
15,661	TrustCo Bank Corp NY	517,909
53,348	Trustmark Corp	1,697,533
94,364	Two Harbors Investment Corp REIT	1,309,772
105,110	United Community Banks Inc	3,056,599
20,683	United Fire Group Inc	432,895
208,315	Uniti Group Inc REIT	1,174,897
10,803	Universal Health Realty Income Trust REIT	494,237
104,094	Urban Edge Properties REIT	2,226,571
69,606	Veris Residential Inc REIT	1,243,163
47,578	Veritex Holdings Inc	1,252,253
77,202	Virtu Financial Inc Class A	2,351,573
5,618	Virtus Investment Partners Inc	1,176,690
72,312	WaFd Inc	2,520,073
27,943	Walker & Dunlop Inc	3,174,045
22,687	Westamerica BanCorp	1,121,192
35,003	Whitestone REIT	473,591
107,585	WisdomTree Inc	1,074,774
2,760	World Acceptance Corp(a)	325,625
52,385	WSFS Financial Corp	2,671,111
87,530	Xenia Hotels & Resorts Inc REIT	1,292,818
		312,713,200
Industrial — 16.37%
30,517	AAR Corp(a)	1,994,591
33,259	Advanced Energy Industries Inc	3,500,177
24,643	AeroVironment Inc(a)	4,940,921
8,743	Alamo Group Inc	1,574,877
26,663	Albany International Corp Class A	2,369,008
13,379	American Woodmark Corp(a)	1,250,268

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
18,590	Apogee Enterprises Inc	$ 1,301,579
20,369	ArcBest Corp	2,209,018
43,033	Arcosa Inc	4,077,807
38,630	Armstrong World Industries Inc	5,077,141
20,381	Astec Industries Inc	650,969
26,522	AZZ Inc	2,190,982
25,837	Badger Meter Inc	5,643,059
41,150	Barnes Group Inc	1,662,871
30,740	Benchmark Electronics Inc	1,362,397
34,186	Boise Cascade Co	4,819,542
39,113	Brady Corp Class A	2,997,229
58,210	Cactus Inc Class A	3,473,391
15,320	Clearwater Paper Corp(a)	437,233
14,682	CSW Industrials Inc	5,379,338
26,011	CTS Corp	1,258,412
31,418	Dorian LPG Ltd	1,081,408
10,266	DXP Enterprises Inc(a)	547,794
25,562	Dycom Industries Inc(a)	5,038,270
58,541	Energizer Holdings Inc	1,859,262
48,628	Enerpac Tool Group Corp	2,037,027
18,436	EnPro Inc	2,989,951
68,376	Enviri Corp(a)	707,008
22,623	Esco Technologies Inc	2,917,915
53,649	Federal Signal Corp	5,014,035
17,518	Forward Air Corp	620,137
34,787	Franklin Electric Co Inc	3,646,373
66,966	Frontdoor Inc(a)	3,213,698
199,611	Gates Industrial Corp PLC(a)	3,503,173
26,245	Gibraltar Industries Inc(a)	1,835,313
38,252	Granite Construction Inc	3,032,619
27,913	Greenbrier Cos Inc	1,420,493
35,722	Griffon Corp	2,500,540
127,722	Hayward Holdings Inc(a)	1,959,255
38,691	Heartland Express Inc	475,125
59,600	Hillenbrand Inc	1,656,880
53,634	Hub Group Inc Class A	2,437,665
28,209	Ichor Holdings Ltd(a)	897,328
15,297	Insteel Industries Inc	475,584
39,469	Itron Inc(a)	4,215,684
27,808	John Bean Technologies Corp	2,739,366
67,830	Kennametal Inc	1,758,832
74,228	Knowles Corp(a)	1,338,331
9,357	Lindsay Corp	1,166,256
51,523	Marten Transport Ltd	911,957
109,513	Masterbrand Inc(a)	2,030,371
17,835	Materion Corp	1,995,023
29,427	Matson Inc	4,196,879
44,477	Mercury Systems Inc(a)	1,645,649
4,999	Mesa Laboratories Inc	649,170
34,864	Metallus Inc(a)	517,033
25,391	Moog Inc Class A	5,129,490
99,254	Mueller Industries Inc	7,354,721
32,979	Myers Industries Inc	455,770
13,864	MYR Group Inc(a)	1,417,317
4,227	National Presto Industries Inc	317,617
10,900	NV5 Global Inc(a)	1,018,932
Shares		Fair Value
Industrial — (continued)
133,604	O-I Glass Inc(a)	$ 1,752,884
13,626	OSI Systems Inc(a)	2,068,836
23,866	Plexus Corp(a)	3,262,721
8,451	Powell Industries Inc	1,876,038
20,164	Proto Labs Inc(a)	592,217
120,683	RXO Inc(a)	3,379,124
47,848	Sanmina Corp(a)	3,275,196
42,257	Schneider National Inc Class B	1,206,015
127,076	Sealed Air Corp	4,612,859
40,388	SPX Technologies Inc(a)	6,440,270
10,173	Standex International Corp	1,859,421
13,658	Sturm Ruger & Co Inc	569,265
16,015	Tennant Co	1,538,081
70,663	Trinity Industries Inc	2,461,899
68,905	Triumph Group Inc(a)	888,185
92,077	TTM Technologies Inc(a)	1,680,405
21,227	Vicor Corp(a)	893,657
54,805	Werner Enterprises Inc	2,114,925
50,504	World Kinect Corp	1,561,079
26,362	Worthington Enterprises Inc	1,092,705
30,942	Worthington Steel Inc	1,052,337
126,093	Zurn Elkay Water Solutions Corp	4,531,782
		195,605,962
Technology — 7.42%
91,598	ACI Worldwide Inc(a)	4,662,338
91,059	Adeia Inc	1,084,513
19,298	Agilysys Inc(a)	2,102,903
19,326	Alpha & Omega Semiconductor Ltd(a)	717,381
28,681	Axcelis Technologies Inc(a)	3,007,203
44,777	Blackline Inc(a)	2,469,004
128,213	Box Inc Class A(a)	4,196,411
18,701	CEVA Inc(a)	451,629
80,292	Clear Secure Inc Class A	2,660,877
42,887	Cohu Inc(a)	1,102,196
41,993	Corsair Gaming Inc(a)	292,271
23,700	CSG Systems International Inc	1,153,005
31,297	Digi International Inc(a)	861,606
56,562	DigitalOcean Holdings Inc(a)	2,284,539
40,323	Diodes Inc(a)	2,584,301
22,515	Donnelley Financial Solutions Inc(a)	1,482,162
123,343	DoubleVerify Holdings Inc(a)	2,077,096
157,695	DXC Technology Co(a)	3,272,171
43,270	Envestnet Inc(a)	2,709,567
67,891	FormFactor Inc(a)	3,122,986
20,082	Impinj Inc(a)	4,348,155
24,507	Insight Enterprises Inc(a)	5,278,563
48,082	Kulicke & Soffa Industries Inc	2,169,941
68,058	MaxLinear Inc(a)	985,480
61,618	N-able Inc(a)	804,731
62,130	NCR Atleos Corp(a)	1,772,569
129,738	NCR Voyix Corp(a)	1,760,545
65,264	NetScout Systems Inc(a)	1,419,492

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
27,228	PDF Solutions Inc(a)	$ 862,583
53,428	Photronics Inc(a)	1,322,877
143,681	Pitney Bowes Inc	1,024,446
89,378	Privia Health Group Inc(a)	1,627,573
38,246	Progress Software Corp	2,576,633
46,347	Schrodinger Inc(a)	859,737
66,383	Semtech Corp(a)	3,031,048
14,864	Simulations Plus Inc	475,945
16,627	SiTime Corp(a)	2,851,697
45,971	SMART Global Holdings Inc(a)	963,092
47,901	SOLARWINDS Corp	625,108
32,614	SPS Commerce Inc(a)	6,332,661
38,241	Ultra Clean Holdings Inc(a)	1,526,963
48,458	Veeco Instruments Inc(a)	1,605,414
111,402	Wolfspeed Inc(a)(b)	1,080,599
103,660	Xerox Holdings Corp(b)	1,075,991
		88,676,002
Utilities — 2.03%
32,560	American States Water Co	2,711,922
68,503	Avista Corp	2,654,491
50,648	California Water Service Group	2,746,135
19,411	Chesapeake Utilities Corp	2,410,264
30,974	Clearway Energy Inc Class A	881,830
72,889	Clearway Energy Inc Class C	2,236,235
31,392	MGE Energy Inc	2,870,798
15,801	Middlesex Water Co	1,030,857
33,751	Northwest Natural Holding Co	1,377,716
36,272	Otter Tail Corp	2,835,020
27,002	SJW Group	1,569,086
14,487	Unitil Corp	877,622
		24,201,976
TOTAL COMMON STOCK — 99.49% (Cost $1,026,119,541)		$1,188,966,647
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
31,103,418	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	$ 31,103,418
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.60% (Cost $31,103,418)		$31,103,418
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.38%
$ 4,591,900	U.S. Treasury Bills(e) 4.98%, 11/14/2024	4,564,116
TOTAL SHORT TERM INVESTMENTS — 0.38% (Cost $4,564,116)		$4,564,116
TOTAL INVESTMENTS — 102.47% (Cost $1,061,787,075)		$1,224,634,181
OTHER ASSETS & LIABILITIES, NET — (2.47)%		$(29,551,174)
TOTAL NET ASSETS — 100.00%		$1,195,083,007

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Futures	68	USD	7,647	Dec 2024	$325,720
				Net Appreciation	$325,720
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.98%
68,263	Element Solutions Inc	$ 1,854,023
39,106	Orion SA	696,478
5,880	Rogers Corp(a)	664,499
6,727	Steel Dynamics Inc	848,140
		4,063,140
Communications — 2.04%
22,408	Ciena Corp(a)	1,380,109
7,740	Credo Technology Group Holding Ltd(a)	238,392
7,268	Criteo SA Sponsored ADR(a)	292,465
48,479	DigitalBridge Group Inc	685,008
16,239	Grindr Inc(a)(b)	193,731
		2,789,705
Consumer, Cyclical — 9.66%
14,417	Academy Sports & Outdoors Inc	841,376
7,625	Blue Bird Corp(a)	365,695
5,972	Boot Barn Holdings Inc(a)	998,996
3,090	Burlington Stores Inc(a)	814,153
11,094	Champion Homes Inc(a)	1,052,266
21,674	Core & Main Inc Class A(a)	962,326
6,168	Green Brick Partners Inc(a)	515,151
8,838	IMAX Corp(a)	181,268
60,807	International Game Technology PLC	1,295,189
55,771	Lions Gate Entertainment Corp Class B(a)	385,935
11,120	Ollie's Bargain Outlet Holdings Inc(a)	1,080,864
19,928	On Holding AG Class A(a)	999,389
18,134	OneSpaWorld Holdings Ltd	299,392
33,426	OPENLANE Inc(a)	564,231
9,111	Patrick Industries Inc	1,297,133
12,673	Sweetgreen Inc Class A(a)	449,258
5,343	VSE Corp(b)	442,027
32,964	Wabash National Corp	632,579
		13,177,228
Consumer, Non-Cyclical — 34.82%
39,330	ADMA Biologics Inc(a)	786,207
74,117	Amicus Therapeutics Inc(a)	791,570
11,190	Apellis Pharmaceuticals Inc(a)	322,720
65,038	Applied Therapeutics Inc(a)	552,823
5,165	Arcellx Inc(a)	431,329
25,007	Arlo Technologies Inc(a)	302,835
5,352	Artivion Inc(a)	142,470
15,544	Avadel Pharmaceuticals PLC(a)(b)	203,860
63,326	Avantor Inc(a)	1,638,244
13,566	Avid Bioservices Inc(a)	154,381
7,108	Axsome Therapeutics Inc(a)	638,796
9,517	Azenta Inc(a)	461,003
29,156	BioLife Solutions Inc(a)	730,066
9,494	Blueprint Medicines Corp(a)	878,195
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,636	CareDx Inc(a)	$ 269,659
6,707	Centessa Pharmaceuticals PLC ADR(a)(b)	107,245
9,570	Chefs' Warehouse Inc(a)	402,036
10,152	CONMED Corp	730,132
1,900	CRA International Inc	333,108
4,492	Crinetics Pharmaceuticals Inc(a)	229,541
14,275	Cytokinetics Inc(a)	753,720
63,134	Dynavax Technologies Corp(a)	703,313
5,808	elf Beauty Inc(a)	633,246
7,889	Enliven Therapeutics Inc(a)(b)	201,485
24,714	Evolus Inc(a)	400,367
40,320	Flywire Corp(a)	660,845
7,079	FTI Consulting Inc(a)	1,610,897
5,769	Glaukos Corp(a)	751,585
12,606	GXO Logistics Inc(a)	656,394
14,094	Haemonetics Corp(a)	1,132,876
12,063	HealthEquity Inc(a)	987,357
10,266	ICF International Inc	1,712,266
5,766	ICON PLC(a)	1,656,629
10,239	Immunome Inc(a)(b)	149,694
17,582	Inari Medical Inc(a)	725,082
17,045	Insmed Inc(a)	1,244,285
12,911	Ionis Pharmaceuticals Inc(a)	517,215
9,591	iRhythm Technologies Inc(a)	712,036
6,043	Janux Therapeutics Inc(a)(b)	274,533
23,451	Kiniksa Pharmaceuticals International PLC(a)	586,040
26,026	LiveRamp Holdings Inc(a)	644,924
14,789	Longboard Pharmaceuticals Inc(a)	492,917
7,561	Mirum Pharmaceuticals Inc(a)(b)	294,879
30,386	Myriad Genetics Inc(a)	832,272
11,268	Natural Grocers by Vitamin Cottage Inc	334,547
56,503	Neogen Corp(a)(b)	949,815
6,240	Neurocrine Biosciences Inc(a)	718,973
8,618	Nurix Therapeutics Inc(a)	193,646
48,713	Paragon 28 Inc(a)(b)	325,403
13,983	Paymentus Holdings Inc Class A(a)	279,940
19,765	Payoneer Global Inc(a)	148,830
19,541	Performance Food Group Co(a)	1,531,428
5,556	PROCEPT BioRobotics Corp(a)	445,147
6,304	RB Global Inc	507,409
2,566	Rhythm Pharmaceuticals Inc(a)	134,433
6,220	RxSight Inc(a)	307,455
3,986	Sarepta Therapeutics Inc(a)	497,812
11,665	Shift4 Payments Inc Class A(a)(b)	1,033,519
16,504	SpringWorks Therapeutics Inc(a)	528,788
37,009	Stevanato Group Spa	740,180
4,631	Stride Inc(a)	395,071
80,101	SunOpta Inc(a)	511,044
19,775	Syndax Pharmaceuticals Inc(a)	380,669
14,576	Tarsus Pharmaceuticals Inc(a)	479,405

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,925	TransMedics Group Inc(a)	$ 773,225
2,542	Twist Bioscience Corp(a)	114,848
1,146	UFP Technologies Inc(a)	362,938
13,135	Ultragenyx Pharmaceutical Inc(a)	729,649
15,399	Universal Technical Institute Inc(a)	250,388
9,592	US Physical Therapy Inc	811,771
19,959	Valvoline Inc(a)	835,284
10,080	Vera Therapeutics Inc(a)	445,536
6,777	Veracyte Inc(a)	230,689
52,294	Verra Mobility Corp(a)	1,454,296
9,767	Viridian Therapeutics Inc(a)(b)	222,199
11,384	Vita Coco Co Inc(a)	322,281
13,590	Vital Farms Inc(a)	476,601
4,657	WEX Inc(a)	976,713
9,499	Willdan Group Inc(a)	388,984
5,354	Xenon Pharmaceuticals Inc(a)	210,787
		47,490,780
Energy — 1.16%
8,288	Aris Water Solutions Inc Class A	139,819
10,804	Civitas Resources Inc	547,439
34,167	TechnipFMC PLC	896,200
		1,583,458
Financial — 9.15%
36,471	Baldwin Insurance Group Inc(a)	1,816,256
2,745	Bancorp Inc(a)	146,857
11,844	Bowhead Specialty Holdings Inc(a)	331,750
17,906	Essent Group Ltd	1,151,177
5,047	Evercore Inc Class A	1,278,607
8,772	Palomar Holdings Inc(a)	830,445
988	Piper Sandler Cos	280,404
22,072	Ryan Specialty Holdings Inc	1,465,360
28,407	Skyward Specialty Insurance Group Inc(a)	1,157,017
19,623	Stifel Financial Corp	1,842,600
15,572	Triumph Financial Inc(a)	1,238,597
4,305	TWFG INC(a)	116,752
27,033	Virtu Financial Inc Class A	823,425
		12,479,247
Industrial — 14.31%
10,064	AAR Corp(a)	657,783
7,587	Advanced Drainage Systems Inc	1,192,373
8,418	Advanced Energy Industries Inc	885,910
1,643	Argan Inc	166,650
9,070	Aspen Aerogels Inc(a)	251,148
19,199	AZEK Co Inc(a)	898,513
6,604	Boise Cascade Co	931,032
7,243	Chart Industries Inc(a)	899,146
7,522	Dycom Industries Inc(a)	1,482,586
Shares		Fair Value
Industrial — (continued)
17,141	Flowserve Corp	$ 886,018
5,638	Generac Holdings Inc(a)	895,765
8,865	Itron Inc(a)	946,871
7,086	Kirby Corp(a)	867,539
15,359	Knight-Swift Transportation Holdings Inc	828,618
46,656	Kratos Defense & Security Solutions Inc(a)	1,087,085
8,051	Modine Manufacturing Co(a)	1,069,092
22,497	Montrose Environmental Group Inc(a)	591,671
6,450	MYR Group Inc(a)	659,384
2,603	OSI Systems Inc(a)	395,214
6,381	Primoris Services Corp	370,609
11,847	Proficient Auto Logistics Inc(a)	167,990
24,112	Schneider National Inc Class B	688,157
9,065	SPX Technologies Inc(a)	1,445,505
1,620	Sterling Infrastructure Inc(a)	234,932
28,495	Zurn Elkay Water Solutions Corp	1,024,110
		19,523,701
Technology — 23.54%
4,048	Agilysys Inc(a)	441,111
14,090	Alkami Technology Inc(a)	444,399
1,716	Ambarella Inc(a)	96,791
14,888	ASGN Inc(a)	1,388,008
10,124	Bill Holdings Inc(a)	534,142
49,487	Box Inc Class A(a)	1,619,710
22,028	Braze Inc Class A(a)	712,386
20,669	Cellebrite Di Ltd(a)	348,066
33,244	Confluent Inc Class A(a)	677,513
5,088	CyberArk Software Ltd(a)	1,483,712
33,896	DoubleVerify Holdings Inc(a)	570,809
29,594	Evolent Health Inc Class A(a)	836,918
19,504	FormFactor Inc(a)	897,184
15,167	Grid Dynamics Holdings Inc(a)	212,338
1,418	Impinj Inc(a)	307,025
50,470	Jamf Holding Corp(a)	875,654
30,145	JFrog Ltd(a)	875,411
22,043	KBR Inc	1,435,661
5,039	Life360 Inc(a)	198,285
13,318	Lumentum Holdings Inc(a)(b)	844,095
26,553	nCino Inc(a)	838,809
14,338	Nutanix Inc Class A(a)	849,526
14,790	Oddity Tech Ltd Class A(a)(b)	597,220
3,859	Onto Innovation Inc(a)	800,974
34,610	PagerDuty Inc(a)	642,016
17,835	PAR Technology Corp(a)	928,847
29,352	Phreesia Inc(a)	668,932
28,277	Privia Health Group Inc(a)	514,924
10,425	PTC Inc(a)	1,883,380
15,434	Pure Storage Inc Class A(a)	775,404
6,695	Sapiens International Corp NV	249,523
34,495	SentinelOne Inc Class A(a)	825,120
16,359	Sprout Social Inc Class A(a)	475,556
23,092	SS&C Technologies Holdings Inc	1,713,657

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
6,461	Synaptics Inc(a)	$ 501,244
10,499	TaskUS Inc Class A(a)	135,647
7,456	Teradyne Inc	998,582
24,953	Varonis Systems Inc(a)	1,409,844
41,047	Waystar Holding Corp(a)	1,144,801
21,769	Weave Communications Inc(a)	278,643
19,259	Zeta Global Holdings Corp Class A(a)	574,496
57,551	Zuora Inc Class A(a)	496,090
		32,102,453
TOTAL COMMON STOCK — 97.66% (Cost $110,562,299)		$133,209,712
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,701,706	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	4,701,706
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.45% (Cost $4,701,706)		$4,701,706
TOTAL INVESTMENTS — 101.11% (Cost $115,264,005)		$137,911,418
OTHER ASSETS & LIABILITIES, NET — (1.11)%		$(1,512,060)
TOTAL NET ASSETS — 100.00%		$136,399,358
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.68%
13,200	AdvanSix Inc	$ 401,016
24,900	American Vanguard Corp	131,970
20,349	Ashland Inc	1,769,753
35,826	Cabot Corp	4,004,272
18,900	Constellium SE(a)	307,314
315,144	Ecovyst Inc(a)	2,158,736
16,753	Hawkins Inc	2,135,505
27,400	Huntsman Corp	663,080
12,500	Ingevity Corp(a)	487,500
2,500	Innospec Inc	282,725
26,800	Mercer International Inc	181,436
4,200	Sylvamo Corp	360,570
		12,883,877
Communications — 1.66%
5,200	Aviat Networks Inc(a)	112,476
2,738	Cable One Inc(b)	957,725
5,700	ePlus Inc(a)	560,538
18,500	National Cinemedia Inc(a)(b)	130,425
1,100	Preformed Line Products Co	140,888
11,400	Shutterstock Inc	403,218
67,300	Stagwell Inc(a)	472,446
30,700	TEGNA Inc	484,446
86,188	United States Cellular Corp(a)	4,710,174
		7,972,336
Consumer, Cyclical — 14.42%
36,710	Academy Sports & Outdoors Inc	2,142,396
44,600	Accel Entertainment Inc(a)	518,252
28,100	Adient PLC(a)	634,217
8,000	Advance Auto Parts Inc	311,920
12,900	Alaska Air Group Inc(a)	583,209
35,635	Allison Transmission Holdings Inc	3,423,454
1,300	Asbury Automotive Group Inc(a)	310,167
60,738	Atlanta Braves Holdings Inc Class C(a)	2,417,372
38,055	Beacon Roofing Supply Inc(a)	3,289,094
4,800	Beazer Homes USA Inc(a)	164,016
35,700	Bloomin' Brands Inc	590,121
14,539	Boot Barn Holdings Inc(a)	2,432,084
30,961	Brunswick Corp	2,595,151
8,000	Carter's Inc	519,840
3,200	Century Communities Inc	329,536
35,243	Champion Homes Inc(a)	3,342,798
26,076	Churchill Downs Inc	3,525,736
26,412	Crocs Inc(a)	3,824,722
8,900	Dave & Buster's Entertainment Inc(a)	303,045
73,800	Denny's Corp(a)	476,010
10,700	Douglas Dynamics Inc	295,106
32,800	El Pollo Loco Holdings Inc(a)	449,360
50,800	Everi Holdings Inc(a)	667,512
6,200	Fox Factory Holding Corp(a)	257,300
15,700	G-III Apparel Group Ltd(a)	479,164
Shares		Fair Value
Consumer, Cyclical — (continued)
301,209	Garrett Motion Inc(a)	$ 2,463,890
8,275	Global Industrial Co	281,102
35,800	Goodyear Tire & Rubber Co(a)	316,830
6,400	Green Brick Partners Inc(a)	534,528
2,020	Group 1 Automotive Inc	773,741
17,200	Harley-Davidson Inc	662,716
19,300	Haverty Furniture Cos Inc	530,171
12,600	Hilton Grand Vacations Inc(a)	457,632
20,000	Interface Inc	379,400
27,700	International Game Technology PLC	590,010
16,579	JAKKS Pacific Inc(a)	423,096
9,800	Johnson Outdoors Inc Class A	354,760
46,378	KB Home	3,974,131
24,600	Leggett & Platt Inc	335,052
3,100	LGI Homes Inc(a)	367,412
3,500	M/I Homes Inc(a)	599,760
8,800	MarineMax Inc(a)	310,376
8,400	Marriott Vacations Worldwide Corp	617,232
57,000	Methode Electronics Inc	681,720
4,900	Miller Industries Inc	298,900
16,200	MillerKnoll Inc	401,112
6,700	Monarch Casino & Resort Inc	531,109
194,764	MRC Global Inc(a)	2,481,293
7,400	MSC Industrial Direct Co Inc Class A	636,844
14,700	Nordstrom Inc	330,603
31,400	Nu Skin Enterprises Inc Class A	231,418
19,600	OneWater Marine Inc Class A(a)(b)	468,636
4,700	Oxford Industries Inc(b)	407,772
7,800	Papa John's International Inc	420,186
2,400	PC Connection Inc	181,032
60,700	PetMed Express Inc(a)	223,376
11,400	Phinia Inc	524,742
38,300	Playa Hotels & Resorts(a)	296,825
7,900	Polaris Inc	657,596
32,200	Resideo Technologies Inc(a)	648,508
16,500	REV Group Inc	462,990
13,150	Rush Enterprises Inc Class A	694,714
9,300	ScanSource Inc(a)	446,679
5,500	Signet Jewelers Ltd	567,270
29,251	Six Flags Entertainment Corp	1,179,108
8,600	Sonic Automotive Inc Class A	502,928
22,900	Steelcase Inc Class A	308,921
9,600	Steven Madden Ltd	470,304
13,100	Sun Country Airlines Holdings Inc(a)	146,851
30,000	Titan Machinery Inc(a)	417,900
13,000	Travel + Leisure Co	599,040
10,900	Tri Pointe Homes Inc(a)	493,879
2,500	UniFirst Corp	496,625
12,300	United Parks & Resorts Inc(a)	622,380
16,500	Vista Outdoor Inc(a)	646,470
5,900	Visteon Corp(a)	561,916
34,834	VSE Corp(b)	2,881,817

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
31,300	Wabash National Corp	$ 600,647
		69,375,532
Consumer, Non-Cyclical — 17.27%
45,530	Aaron's Co Inc	453,023
8,800	ABM Industries Inc	464,288
4,100	Adtalem Global Education Inc(a)	309,468
351,239	Alight Inc Class A(a)	2,599,169
75,527	Alkermes PLC(a)	2,114,001
11,600	Amphastar Pharmaceuticals Inc(a)	562,948
40,626	Andersons Inc	2,036,988
41,370	ANI Pharmaceuticals Inc(a)	2,468,134
41,522	BellRing Brands Inc(a)	2,521,216
5,900	Brink's Co	682,276
6,900	Cal-Maine Foods Inc	516,396
3,800	Cass Information Systems Inc	157,624
8,700	Central Garden & Pet Co(a)	317,289
22,585	Colliers International Group Inc	3,428,629
82,255	Concentra Group Holdings Parent Inc(a)	1,839,222
20,784	CONMED Corp	1,494,785
67,600	Duckhorn Portfolio Inc(a)	392,756
16,200	Edgewell Personal Care Co	588,708
26,238	Emerald Holding Inc	130,928
14,200	Ennis Inc	345,344
39,600	Envista Holdings Corp(a)	782,496
29,834	Euronet Worldwide Inc(a)	2,960,428
8,600	Forrester Research Inc(a)	154,886
6,100	Hackett Group Inc	160,247
34,828	Haemonetics Corp(a)	2,799,475
66,200	Hain Celestial Group Inc(a)	571,306
28,100	Healthcare Services Group Inc(a)	313,877
13,100	Heidrick & Struggles International Inc	509,066
10,700	Helen of Troy Ltd(a)	661,795
77,400	Herbalife Ltd(a)(b)	556,506
18,461	Herc Holdings Inc	2,943,237
2,900	Huron Consulting Group Inc(a)	315,230
95,770	Inmode Ltd(a)	1,623,301
4,900	Insperity Inc	431,200
1,200	Inter Parfums Inc	155,376
7,746	J & J Snack Foods Corp	1,333,241
45,540	John Wiley & Sons Inc Class A	2,197,305
9,600	Kforce Inc	589,920
49,972	Korn Ferry	3,759,893
26,107	Lantheus Holdings Inc(a)	2,865,243
21,700	Laureate Education Inc Class A	360,437
8,300	ManpowerGroup Inc	610,216
14,200	Medifast Inc	271,788
4,100	MGP Ingredients Inc(b)	341,325
6,800	National Research Corp	155,448
172,365	Nomad Foods Ltd	3,285,277
106,174	Option Care Health Inc(a)	3,323,246
25,200	Patterson Cos Inc	550,368
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
29,800	Payoneer Global Inc(a)	$ 224,394
21,449	Post Holdings Inc(a)	2,482,722
83,158	Quanex Building Products Corp	2,307,634
39,400	Resources Connection Inc	382,180
72,271	Select Medical Holdings Corp	2,520,090
14,841	Spectrum Brands Holdings Inc	1,411,973
80,401	Supernus Pharmaceuticals Inc(a)	2,506,903
29,936	Tenet Healthcare Corp(a)	4,975,363
58,300	TrueBlue Inc(a)	459,987
5,614	UFP Technologies Inc(a)	1,777,954
4,482	United Therapeutics Corp(a)	1,606,125
4,700	Utah Medical Products Inc	314,477
15,994	WEX Inc(a)	3,354,422
28,200	WK Kellogg Co	482,502
36,800	Zynex Inc(a)(b)	300,288
		83,112,339
Energy — 7.85%
103,473	Antero Resources Corp(a)	2,964,501
194,668	Baytex Energy Corp(b)	579,862
79,900	Berry Corp	410,686
65,867	California Resources Corp	3,456,042
99,688	Crescent Energy Co Class A	1,091,578
11,400	CVR Energy Inc	262,542
91,212	Delek US Holdings Inc	1,710,225
11,800	Excelerate Energy Inc Class A	259,718
29,900	Expro Group Holdings NV(a)	513,383
30,000	Innovex International Inc(a)	440,400
17,600	Kodak Gas Services Inc	510,400
310,469	Kosmos Energy Ltd(a)	1,251,190
93,097	Liberty Energy Inc	1,777,222
58,600	National Energy Services Reunited Corp(a)	540,878
253,199	Newpark Resources Inc(a)	1,754,669
117,500	Nextdecade Corp(a)(b)	553,425
87,715	Noble Corp PLC(b)	3,170,020
97,516	Northern Oil & Gas Inc	3,453,042
46,100	Oil States International Inc(a)	212,060
19,200	Par Pacific Holdings Inc(a)(b)	337,920
16,700	PBF Energy Inc Class A	516,865
43,300	ProFrac Holding Corp Class A(a)(b)	294,007
57,800	ProPetro Holding Corp(a)	442,748
12,500	REX American Resources Corp(a)	578,625
45,700	RPC Inc(b)	290,652
27,700	Select Water Solutions Inc	308,301
29,700	SunCoke Energy Inc	257,796
51,000	Talos Energy Inc(a)	527,850
48,665	Tidewater Inc(a)	3,493,660
73,900	VAALCO Energy Inc	424,186
14,800	Vital Energy Inc(a)(b)	398,120
58,984	Weatherford International PLC	5,008,921
		37,791,494

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — 25.55%
2,900	1st Source Corp	$ 173,652
36,154	Agree Realty Corp REIT(b)	2,723,481
46,651	Air Lease Corp	2,112,824
2,000	Alexander's Inc REIT	484,720
37,900	Ambac Financial Group Inc(a)	424,859
61,946	Ameris Bancorp	3,864,811
26,900	Apollo Commercial Real Estate Finance Inc REIT(b)	247,211
40,000	Ares Commercial Real Estate Corp REIT(b)	280,000
5,800	Arrow Financial Corp	166,228
27,800	Associated Banc-Corp	598,812
6,100	Assured Guaranty Ltd	485,072
6,600	Axis Capital Holdings Ltd	525,426
23,278	Banc of California Inc	342,885
19,200	Bank of Marin Bancorp	385,728
16,900	BankUnited Inc	615,836
5,400	BayCom Corp	128,088
6,400	BCB Bancorp Inc	78,976
12,600	Berkshire Hills Bancorp Inc	339,318
12,200	Bread Financial Holdings Inc	580,476
16,500	Bridgewater Bancshares Inc(a)	233,805
47,300	BrightSpire Capital Inc REIT	264,880
68,500	Brookline Bancorp Inc	691,165
89,032	Cadence Bank	2,835,669
8,200	Camden National Corp	338,824
56,600	Capitol Federal Financial Inc	330,544
9,500	Carter Bankshares Inc(a)	165,205
8,100	Cathay General Bancorp	347,895
21,500	Central Pacific Financial Corp	634,465
4,700	Civista Bancshares Inc	83,754
16,900	Claros Mortgage Trust Inc REIT	126,581
6,800	CNB Financial Corp	163,608
22,100	CNO Financial Group Inc	775,710
19,400	Columbia Banking System Inc	506,534
7,000	Community Trust Bancorp Inc	347,620
27,500	ConnectOne Bancorp Inc	688,875
25,700	CrossFirst Bankshares Inc(a)	428,933
54,300	Cushman & Wakefield PLC(a)	740,109
2,200	Diamond Hill Investment Group Inc	355,542
39,800	DiamondRock Hospitality Co REIT	347,454
19,700	Dime Community Bancshares Inc	567,360
33,600	Eagle Bancorp Inc	758,688
65,100	Empire State Realty Trust Inc Class A REIT	721,308
69,812	Employers Holdings Inc	3,348,882
20,500	Enact Holdings Inc	744,765
4,738	Enstar Group Ltd(a)	1,523,693
9,200	Enterprise Financial Services Corp	471,592
115,978	Equity Commonwealth REIT(a)	2,307,962
11,800	Essent Group Ltd	758,622
7,500	F&G Annuities & Life Inc	335,400
4,000	FB Financial Corp	187,720
Shares		Fair Value
Financial — (continued)
24,264	Federal Agricultural Mortgage Corp Class C	$ 4,547,316
17,400	Federated Hermes Inc	639,798
8,500	Financial Institutions Inc	216,495
6,300	First Busey Corp	163,926
4,100	First Business Financial Services Inc	186,919
11,000	First Financial Corp	482,350
67,121	First Foundation Inc	418,835
28,100	First Hawaiian Inc	650,515
11,200	First Internet Bancorp	383,712
10,400	First Interstate BancSystem Inc Class A	319,072
4,296	First Merchants Corp	159,811
4,600	First Mid Bancshares Inc	178,986
29,900	First of Long Island Corp	384,813
35,300	Flushing Financial Corp	514,674
3,100	FS Bancorp Inc	137,919
83,250	Granite Point Mortgage Trust Inc REIT	263,902
35,500	Great Ajax Corp REIT	118,215
2,400	Great Southern Bancorp Inc	137,544
31,500	Hanmi Financial Corp	585,900
4,800	Hanover Insurance Group Inc	710,928
36,200	Heritage Commerce Corp	357,656
16,400	Heritage Financial Corp	357,028
19,900	Hilltop Holdings Inc	639,984
700	Hingham Institution For Savings The(b)	170,317
2,800	Home Bancorp Inc	124,824
141,974	Home BancShares Inc	3,846,076
7,500	HomeStreet Inc	118,200
209,940	Hope Bancorp Inc	2,636,846
17,100	Horace Mann Educators Corp	597,645
36,100	Horizon Bancorp Inc	561,355
17,700	Independent Bank Corp	724,351
3,000	Independent Bank Group Inc	172,980
116,083	International Money Express Inc(a)	2,146,375
9,000	Investar Holding Corp	174,600
52,400	Kearny Financial Corp	359,988
51,231	Kemper Corp	3,137,899
5,800	Legacy Housing Corp(a)	158,630
9,000	Lincoln National Corp	283,590
7,400	Live Oak Bancshares Inc	350,538
22,482	McGrath RentCorp	2,366,905
3,700	Mercantile Bank Corp	161,764
11,100	Merchants Bancorp	499,056
5,200	Mercury General Corp	327,496
26,500	MGIC Investment Corp	678,400
1,800	Mid Penn Bancorp Inc	53,694
14,100	Midland States Bancorp Inc	315,558
11,600	MidWestOne Financial Group Inc	330,948
38,800	Navient Corp	604,892
17,600	NB Bancorp Inc(a)	326,656
18,800	NMI Holdings Inc(a)	774,372
1,407	Northeast Bank	108,522

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
7,200	Northeast Community Bancorp Inc	$ 190,440
45,700	Northfield Bancorp Inc	530,120
6,000	Northrim BanCorp Inc	427,320
40,600	OceanFirst Financial Corp	754,754
13,400	Pacific Premier Bancorp Inc	337,144
42,600	Park Hotels & Resorts Inc REIT	600,660
3,900	Parke Bancorp Inc	81,510
4,100	PCB Bancorp	77,039
13,700	Peapack-Gladstone Financial Corp	375,517
44,000	Pebblebrook Hotel Trust REIT	582,120
17,300	Perella Weinberg Partners	334,063
39,481	Pinnacle Financial Partners Inc	3,867,954
45,491	Popular Inc	4,561,383
65,589	Postal Realty Trust Inc Class A REIT	960,223
6,740	Preferred Bank	540,885
21,200	Premier Financial Corp	497,776
14,300	Primis Financial Corp	174,174
21,300	ProAssurance Corp(a)	320,352
50,900	Prosperity Bancshares Inc	3,668,363
34,903	Provident Financial Services Inc	647,800
20,100	Radian Group Inc	697,269
9,500	RBB Bancorp	218,690
12,400	RMR Group Inc Class A	314,712
20,600	Sandy Spring Bancorp Inc	646,222
69,900	Seritage Growth Properties Class A(a)(b)	325,035
12,451	Shore Bancshares Inc	174,189
7,400	Sierra Bancorp	213,712
29,900	Simmons First National Corp Class A	644,046
25,000	SiriusPoint Ltd(a)	358,500
79,867	Skyward Specialty Insurance Group Inc(a)	3,252,983
21,600	SLM Corp	493,992
4,800	South Plains Financial Inc	162,816
3,459	Southern First Bancshares Inc(a)	117,883
3,200	Southern Missouri Bancorp Inc	180,768
40,356	SouthState Corp	3,921,796
77,273	STAG Industrial Inc REIT	3,020,601
6,900	Stewart Information Services Corp	515,706
36,287	Stifel Financial Corp	3,407,349
2,400	Texas Capital Bancshares Inc(a)	171,504
6,300	Tompkins Financial Corp	364,077
5,300	Towne Bank	175,218
16,600	TrustCo Bank Corp NY	548,962
7,800	United Fire Group Inc	163,254
20,900	Univest Financial Corp	588,126
81,000	Valley National Bancorp	733,860
26,300	Veritex Holdings Inc	692,216
25,500	Virtu Financial Inc Class A	776,730
2,880	Virtus Investment Partners Inc	603,216
18,440	WaFd Inc	642,634
Shares		Fair Value
Financial — (continued)
16,200	Washington Trust Bancorp Inc	$ 521,802
50,500	Western Union Co	602,465
330	White Mountains Insurance Group Ltd	559,746
41,888	Wintrust Financial Corp	4,546,105
33,017	WSFS Financial Corp	1,683,537
		122,929,660
Industrial — 19.67%
61,600	AerSale Corp(a)	311,080
10,400	Air Transport Services Group Inc(a)	168,376
33,706	Albany International Corp Class A	2,994,778
4,800	American Woodmark Corp(a)	448,560
4,800	Apogee Enterprises Inc	336,072
42,047	Arcosa Inc	3,984,374
3,700	Armstrong World Industries Inc	486,291
5,200	Arrow Electronics Inc(a)	690,716
15,501	Atkore Inc	1,313,555
103,331	Atmus Filtration Technologies Inc	3,878,012
12,200	Avnet Inc	662,582
4,000	AZZ Inc	330,440
64,285	Barnes Group Inc	2,597,757
43,247	Bel Fuse Inc Class B	3,395,322
6,800	Belden Inc	796,484
8,000	Cactus Inc Class A	477,360
83,612	CECO Environmental Corp(a)	2,357,858
10,734	Clean Harbors Inc(a)	2,594,515
46,524	Columbus McKinnon Corp	1,674,864
24,900	Concrete Pumping Holdings Inc(a)	144,171
3,100	DXP Enterprises Inc(a)	165,416
10,900	Energizer Holdings Inc	346,184
27,500	Gates Industrial Corp PLC(a)	482,625
106,122	Genco Shipping & Trading Ltd	2,069,379
9,700	Greenbrier Cos Inc	493,633
44,791	Griffon Corp	3,135,370
13,100	Hillenbrand Inc	364,180
11,800	Insteel Industries Inc	366,862
53,027	International Seaways Inc	2,734,072
5,600	Itron Inc(a)	598,136
55,900	Janus International Group Inc(a)	565,149
19,400	JELD-WEN Holding Inc(a)	306,714
13,295	Kadant Inc	4,493,710
12,700	Kennametal Inc	329,311
14,800	Kimball Electronics Inc(a)	273,948
56,306	Knife River Corp(a)	5,033,193
7,800	L B Foster Co Class A(a)(b)	159,354
28,974	Limbach Holdings Inc(a)	2,195,070
3,900	Lindsay Corp	486,096
10,010	Littelfuse Inc	2,655,153
15,500	Marten Transport Ltd	274,350
111,920	MDU Resources Group Inc	3,067,727
56,082	Mercury Systems Inc(a)	2,075,034
34,670	Moog Inc Class A	7,004,033

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
32,400	Myers Industries Inc	$ 447,768
3,900	National Presto Industries Inc	293,046
2,400	OSI Systems Inc(a)	364,392
1,200	PAM Transportation Services Inc(a)	22,200
5,191	Plexus Corp(a)	709,662
6,794	Powell Industries Inc	1,508,200
15,300	Proto Labs Inc(a)	449,361
104,043	Pure Cycle Corp(a)	1,120,543
4,300	Sanmina Corp(a)	294,335
16,900	Schneider National Inc Class B	482,326
10,200	Silgan Holdings Inc	535,500
31,072	TD SYNNEX Corp	3,731,126
21,700	Thermon Group Holdings Inc(a)	647,528
7,700	Timken Co	649,033
34,900	Tredegar Corp(a)	254,421
17,800	TriMas Corp	454,434
189,282	TTM Technologies Inc(a)	3,454,397
14,100	Tutor Perini Corp(a)	382,956
30,167	UFP Industries Inc	3,958,212
20,300	Vishay Intertechnology Inc	383,873
130,987	Vontier Corp	4,419,501
23,900	World Kinect Corp	738,749
		94,619,429
Technology — 3.95%
39,500	Adeia Inc	470,445
6,800	ASGN Inc(a)	633,964
44,896	Concentrix Corp	2,300,920
52,660	Crane NXT Co	2,954,226
6,100	Diodes Inc(a)	390,949
37,162	Five9 Inc(a)	1,067,664
25,432	HashiCorp Inc Class A(a)	861,128
6,600	IPG Photonics Corp(a)	490,512
7,400	Maximus Inc	689,384
24,433	MKS Instruments Inc	2,656,112
10,600	NCR Atleos Corp(a)	302,418
118,928	PagerDuty Inc(a)	2,206,114
19,400	Photronics Inc(a)	480,344
25,400	TruBridge Inc(a)	303,784
51,626	V2X Inc(a)	2,883,828
Shares		Fair Value
Technology — (continued)
28,700	ZoomInfo Technologies Inc(a)	$ 296,184
		18,987,976
Utilities — 3.35%
41,482	ALLETE Inc	2,662,730
17,800	Avista Corp	689,750
11,400	Black Hills Corp	696,768
6,800	MGE Energy Inc	621,860
15,900	Northwest Natural Holding Co	649,038
12,100	Northwestern Energy Group Inc	692,362
6,400	Otter Tail Corp	500,224
14,200	Portland General Electric Co	680,180
8,600	Southwest Gas Holdings Inc	634,336
10,100	Spire Inc	679,629
24,471	Talen Energy Corp(a)	4,361,711
67,707	TXNM Energy Inc	2,963,535
5,100	Unitil Corp	308,958
		16,141,081
TOTAL COMMON STOCK — 96.40% (Cost $392,178,277)		$463,813,724
GOVERNMENT MONEY MARKET MUTUAL FUNDS
13,231,301	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	13,231,301
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.75% (Cost $13,231,301)		$13,231,301
TOTAL INVESTMENTS — 99.15% (Cost $405,409,578)		$477,045,025
OTHER ASSETS & LIABILITIES, NET — 0.85%		$4,101,774
TOTAL NET ASSETS — 100.00%		$481,146,799

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	106
Average notional long	$11,096,666

September 30, 2024